Share Capital and Share Premium - Summary of Shares (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Issued and fully paid:
308,456,852 (2020: 266,010,256) ordinary shares of US$0.0001 each	$ 31,000	$ 27,000	$ 20,000
Ordinary Shares
Authorized:
2,000,000,000 shares of US$0.0001 each	200,000	200,000
Issued and fully paid:
308,456,852 (2020: 266,010,256) ordinary shares of US$0.0001 each	$ 31,000	$ 27,000